Shareholder Report, Holdings (Details)	May 31, 2025
C000236195 | Global X 1-3 Month T-Bill ETF8714816
Holdings [Line Items]
Percent of Total Investments	86.70%
C000236195 | U.S. Treasury Bill8714806
Holdings [Line Items]
Percent of Total Investments	5.80%
C000236195 | 10-Year SOFR Interest Rate Swap8714813
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236195 | 10-Year SOFR Interest Rate Swap8714810
Holdings [Line Items]
Percent of Total Investments	3.10%
C000236195 | 10-Year SOFR Interest Rate Swap8714808
Holdings [Line Items]
Percent of Total Investments	0.20%
C000236195 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000236195 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236195 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000236197 | U.S. Treasury Inflation Indexed Bonds8714775
Holdings [Line Items]
Percent of Total Investments	5.30%
C000236197 | U.S. Treasury Inflation Indexed Bonds8714722
Holdings [Line Items]
Percent of Total Investments	4.90%
C000236197 | U.S. Treasury Inflation Indexed Bonds8714703
Holdings [Line Items]
Percent of Total Investments	4.90%
C000236197 | U.S. Treasury Inflation Indexed Bonds8714771
Holdings [Line Items]
Percent of Total Investments	4.80%
C000236197 | U.S. Treasury Inflation Indexed Bonds8714781
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236197 | U.S. Treasury Inflation Indexed Bonds8714725
Holdings [Line Items]
Percent of Total Investments	4.30%
C000236197 | U.S. Treasury Inflation Indexed Bonds8714783
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236197 | U.S. Treasury Inflation Indexed Bonds8714735
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236197 | U.S. Treasury Inflation Indexed Bonds8714714
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236197 | U.S. Treasury Inflation Indexed Bonds8714750
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236197 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000236197 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	7.50%